SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenues
Sale of goods and services	$ 443,554,101	$ 385,295,414	$ 326,460,004
Royalties	986,602	1,247,567	1,995,584
Right of use licenses	20,287,845	32,903,458
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	610,554	6,388,030
Total	464,782,802	420,056,993	334,843,618
Cost of sales	(278,221,812)	(235,457,053)	(208,364,095)
Gross profit per segment	$ 186,560,990	$ 184,599,940	$ 126,479,523
% Gross margin	40.00%	44.00%	38.00%
Seed and integrated products
Revenues
Sale of goods and services	$ 94,457,404	$ 55,360,397	$ 45,862,562
Royalties	986,602	1,247,567	1,995,584
Right of use licenses	1,000,000
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	319,428	3,672,192
Total	96,398,260	56,927,392	51,530,338
Cost of sales	(66,306,974)	(31,012,687)	(21,839,689)
Gross profit per segment	$ 30,091,286	$ 25,914,705	$ 29,690,649
% Gross margin	31.00%	46.00%	58.00%
Crop protection
Revenues
Sale of goods and services	$ 223,538,317	$ 205,685,451	$ 173,095,092
Initial recognition and changes in the fair value of biological assets at the point of harvest		153,460	1,171,749
Total	223,538,317	205,838,911	174,266,841
Cost of sales	(143,807,301)	(137,529,299)	(124,489,307)
Gross profit per segment	$ 79,731,016	$ 68,309,612	$ 49,777,534
% Gross margin	36.00%	33.00%	29.00%
Crop nutrition
Revenues
Sale of goods and services	$ 125,558,380	$ 124,249,566	$ 107,502,350
Right of use licenses	19,287,845	32,903,458
Initial recognition and changes in the fair value of biological assets at the point of harvest		137,666	1,544,089
Total	144,846,225	157,290,690	109,046,439
Cost of sales	(68,107,537)	(66,915,067)	(62,035,099)
Gross profit per segment	$ 76,738,688	$ 90,375,623	$ 47,011,340
% Gross margin	53.00%	57.00%	43.00%